Stockholders’ Equity - Schedule of Warrants Activities (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants as Equity Classified Instruments [Line Items]
Number of shares, Outstanding Ending	10,500	105,490	35,188
Weighted Average Exercise Price, Outstanding Ending	$ 31.25	$ 11.71	$ 28.12
Weighted Average Life (years), Outstanding Ending	4 years 8 months 4 days	3 years 11 months 1 day	4 years 18 days
Number of shares, Granted		70,302	24,688
Weighted Average Exercise Price, Granted		$ 3.5	$ 26.78
Weighted Average Life (years), Granted		4 years 11 months 1 day	4 years 10 months 24 days
Number of shares, Expired
Weighted Average Exercise Price, Expired
Number of shares, Exercised
Weighted Average Exercise Price, Exercised